FINANCE LEASE LIABILITY, Future Minimum Lease Obligations (Details) $ in Thousands	Jun. 30, 2020 USD ($) containership	Dec. 31, 2019 USD ($)
Other Liabilities Disclosure [Abstract]
Capital Lease Obligations	$ 1,073,502	$ 1,106,427
Capital Lease Obligations, Current	70,944	68,874
Capital Lease Obligations, Noncurrent	$ 1,002,558	$ 1,037,553
Number of vessels under finance lease accounted for as investments in direct financing leases | containership	4
Number of vessels under finance lease liability accounted for as vessels under finance lease | containership	7